SUBSEQUENT EVENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The third party appraisal commissioned by management was finalized during the second quarter which resulted in the modification of the fair values estimated of certain assets acquired as compared to the preliminary amounts initially reported.

Purchase Consideration
Amount of consideration:	$3,000,000
Tangible assets acquired and liabilities assumed at fair value
Cash	$477,000
Accounts receivable	676,000
Inventories	3,329,000
Property and equipment	1,470,000
Other current assets	55,000
Accounts payable and deferred revenue	(423,000)
Deferred rent	(167,000)
Accrued expenses	(378,000)
Net tangible assets acquired	$5,039,000
Identifiable intangible assets
Trade names and technology	$350,000
Customer relationships	360,000
Total Identifiable Intangible Assets	$710,000
Total net assets acquired	$5,749,000
Consideration paid	3,000,000
Gain on bargain purchase	$2,749,000

The preliminary purchase price allocation was based, in part, on management’s knowledge of IMT’s business and the preliminary results of a third party appraisal commissioned by management.

Purchase Consideration
Amount of consideration:	$3,000,000
Tangible assets acquired and liabilities assumed at preliminary fair value
Cash	$477,000
Accounts receivable	676,000
Inventories	2,649,000
Property and equipment	133,000
Prepaid expenses	55,000
Accounts payable and deferred revenue	(423,000)
Deferred rent	(167,000)
Accrued expenses	(378,000)
Net tangible assets acquired	$3,022,000
Identifiable intangible assets
Trade names and technology	$320,000
Customer relationships	170,000
Total Identifiable Intangible Assets	$490,000
Total net assets acquired	$3,512,000
Consideration paid	3,000,000
Preliminary gain on bargain purchase	$512,000

Business Acquisition, Pro Forma Information [Table Text Block]
The following presents the unaudited pro-forma combined results of operations of the Company with IMT as if the acquisition occurred on January 1, 2015.

	Three Months Ended September 30, 2015	Nine Months Ended September 30,
		2016	2015
Revenues, net	$2,860	$4,981	$6,912
Net loss allocable to common shareholders	$(2,996)	$(13,835)	$(14,636)
Net loss per share	$(49.11)	$(17.25)	$(348.48)
Weighted average number of shares outstanding	61	802	42

The following presents the unaudited pro-forma combined results of operations of the Company with IMT as if the acquisition occurred on January 1, 2014.

	For the Year Ended December 31,
	2015	2014
Revenues, net	$8,160	$14,970
Net loss allocable to common shareholders	$(24,634)	$(21,339)
Net loss per share	$(384.91)	$(1,123.11)
Weighted average number of shares outstanding	64	19